Other Assets - Schedule of Other Assets (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Other Assets [Abstract]
Other receivables	$ 48,927	$ 380,698	$ 16,653
Total other current assets	$ 48,927	$ 380,698	$ 16,653